UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  May 13, 2014 to June 12, 2014

  Commission File Number of issuing entity: 333-184376-01

  COMM 2013-LC6 Mortgage Trust
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-184376

  Deutsche Mortgage & Asset Receiving Corporation
  (Exact name of depositor as specified in its charter)

  German American Capital Corporation
  Ladder Capital Finance LLC
  Cantor Commercial Real Estate Lending, L.P.
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3896068
  38-3896069
  38-7086305
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-M                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On June 12, 2014 a distribution was made to holders of the certificates issued by COMM 2013-LC6 Mortgage Trust.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2013-LC6 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from May 13, 2014 to June 12, 2014.

  The Depositor has filed a Form ABS-15G on February 14, 2014. The CIK number of the Depositor is 0001013454.

  German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of GACC is 0001541294.

  Ladder Capital Finance LLC ("Ladder"), one of the sponsors, has filed a Form ABS 15-G on February 14, 2014. The CIK number of Ladder is 0001541468.

  Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of CCRE is 0001558761.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The Moffett Towers mortgage loan constitutes a significant obligor within the meaning of Item 1101(k) (2) of Regulation AB and as disclosed in the Prospectus Supplement filed with the SEC on January 30, 2013 for COMM 2013-LC6 Mortgage trust. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $29,340,559.20, a year-to-date figure for the period of January 1, 2014 through March 31, 2014.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by COMM 2013-LC6 Mortgage Trust, relating to the June 12,
               2014 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Deutsche Mortgage & Asset Receiving Corporation
  (Depositor)

  /s/ Helaine M. Kaplan
  Helaine M. Kaplan, President

  Date: June 24, 2014

  /s/ Andrew Mullin
  Andrew Mullin, Vice President, Treasurer, Chief Financial Officer and Chief Accounting Officer


  Date: June 24, 2014

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by COMM 2013-LC6 Mortgage Trust, relating to the June 12, 2014 distribution.